Equity (Tables)	9 Months Ended
Sep. 30, 2023
Equity
Schedule of composition of the ecopetrol business group's reserves

	September 30,	December 31,
	2023	2022
	(Unaudited)
Legal reserve	9,747,885	6,407,256
Fiscal and statutory reserves	509,082	509,082
Occasional reserves	7,665,758	1,982,295
Total	17,922,725	8,898,633

Schedule of balance of movement of the equity reserves

	September 30,	December 31,
	2023	2022

	(Unaudited)
Opening balance	8,898,633	10,624,229
Release of reserves	(2,491,377)	(5,886,441)
Appropriation of reserves	11,515,469	11,068,450
Dividends declared	—	(6,907,605)
Closing balance	17,922,725	8,898,633

Schedule of dividends paid

	September 30,	September 30,
	2023	2022

	(Unaudited)
Ecopetrol S.A.	1,829,710	10,037,445
Interconexión Eléctrica SA ESP	1,058,282	356,773
Oleoducto Central S.A. - Ocensa	599,985	516,284
Oleoducto de los Llanos Orientales S.A.	171,290	104,205
Invercolsa S.A.	145,213	126,161
Oleoducto de Colombia S.A. - ODC	55,181	46,083
Total	3,859,661	11,186,951

Schedule of composition of the other comprehensive results attributable to the shareholders

	September 30,	December 31,
	2023	2022
	(Unaudited)
Foreign currency translation	18,368,510	28,816,983
Hedges of a net investment in a foreign operation	(4,980,418)	(9,219,271)
Gains and loss on defined benefit obligation	(679,915)	(1,331,361)
Cash flow hedging - Future crude oil exports	(194,018)	(2,473,999)
Cash flow hedging - Derivative financial instruments	97,427	1,290
Financial instruments measured at fair value	1,373	3,077
	12,612,959	15,796,719

Schedule of earnings per share

	September 30,	September 30,
	2023	2022

	(Unaudited)
Profit attributable to Ecopetrol’s shareholders	17,637,678	24,770,909
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690
Net basic earnings per share (Colombian pesos)	429.0	602.5